Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
November 30, 2024
BAL-K6-NPRT1-0125
1.9893900.105
Common Stocks - 64.6%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	38,437	7,528,602
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	13,328	830,734
CANADA - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	30,942	2,155,365
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	15,083	884,802
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Africa Oil Corp	547,474	766,436
Athabasca Oil Corp (c)	418,551	1,532,141
Imperial Oil Ltd (b)	52,157	3,846,814
MEG Energy Corp	138,207	2,490,599
		8,635,990
Financials - 0.1%
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,965	2,783,744
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (c)	46,065	624,817
Teck Resources Ltd Class B (United States)	9,747	454,989
		1,079,806
TOTAL CANADA		15,539,707
CHINA - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Beigene Ltd ADR (c)	900	193,500
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	17,310	3,970,395
TOTAL CHINA		4,163,895
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	12,687	2,039,438
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	6,837	809,432
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Eurobank Ergasias Services and Holdings SA	656,003	1,391,150
Piraeus Financial Holdings SA	219,708	807,886

TOTAL GREECE		2,199,036
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential PLC	47,016	385,329
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar	33,011	703,666
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	184,569	1,004,473
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	120,139	2,015,932
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Renesas Electronics Corp	132,014	1,731,508
NETHERLANDS - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	7,356	4,535,342
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV	8,050	5,500,639
TOTAL NETHERLANDS		10,035,981
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	102,672	1,688,020
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	12,003	1,365,941
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (d)(e)	13,129	471,441
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States)	31,668	1,024,143
TAIWAN - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co Ltd	247,720	1,509,095
Semiconductors & Semiconductor Equipment - 0.8%
Alchip Technologies Ltd	10,168	698,914
Taiwan Semiconductor Manufacturing Co Ltd	439,564	13,702,122
		14,401,036
Technology Hardware, Storage & Peripherals - 0.0%
Wiwynn Corp	16,881	1,019,026
TOTAL TAIWAN		16,929,157
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (United Kingdom) (c)	4,753	1,306,963
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(f)	2	0
Cazoo Group Ltd warrants (c)	2	0
Cazoo Group Ltd warrants (c)	2	0
Cazoo Group Ltd warrants (c)	3	0
		0
TOTAL CONSUMER DISCRETIONARY		1,306,963

Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	9,928	296,597
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (c)(f)(g)	182,820	737,435
Capital Markets - 0.1%
London Stock Exchange Group PLC	10,050	1,440,353
Insurance - 0.1%
Direct Line Insurance Group PLC	366,520	1,095,056
TOTAL FINANCIALS		3,272,844

TOTAL UNITED KINGDOM		4,876,404
UNITED STATES - 61.0%
Communication Services - 5.9%
Diversified Telecommunication Services - 0.3%
AT&T Inc	232,445	5,383,426
Entertainment - 1.1%
Liberty Media Corp-Liberty Formula One Class C (c)	6,697	591,747
Live Nation Entertainment Inc (c)	13,800	1,907,850
Netflix Inc (c)	12,580	11,156,070
ROBLOX Corp Class A (c)	1,781	89,281
Take-Two Interactive Software Inc (c)	7,437	1,400,982
TKO Group Holdings Inc Class A (c)	4,232	583,847
Walt Disney Co/The	55,215	6,486,106
Warner Bros Discovery Inc (c)	11,100	116,328
		22,332,211
Interactive Media & Services - 4.4%
Alphabet Inc Class A	310,554	52,468,098
Epic Games Inc (c)(f)(g)	182	122,968
Meta Platforms Inc Class A	66,983	38,469,677
		91,060,743
Media - 0.1%
Liberty Broadband Corp Class A (c)	21,214	1,796,190
Trade Desk Inc (The) Class A (c)	4,477	575,518
		2,371,708
TOTAL COMMUNICATION SERVICES		121,148,088

Consumer Discretionary - 6.6%
Automobile Components - 0.0%
Aptiv PLC (c)	21,419	1,189,397
Automobiles - 1.0%
Tesla Inc (c)	57,726	19,924,706
Broadline Retail - 2.8%
Amazon.com Inc (c)	277,973	57,787,807
Etsy Inc (c)	9,939	545,254
		58,333,061
Distributors - 0.1%
LKQ Corp	32,939	1,294,173
Diversified Consumer Services - 0.1%
Service Corp International/US	15,589	1,381,030
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (c)	19,486	2,652,239
Booking Holdings Inc	604	3,141,996
Caesars Entertainment Inc (c)	20,705	796,935
Churchill Downs Inc	12,654	1,798,260
Domino's Pizza Inc	5,635	2,683,331
Dutch Bros Inc Class A (c)	11,117	597,316
Marriott International Inc/MD Class A1	16,588	4,795,426
Red Rock Resorts Inc Class A	9,894	495,590
Starbucks Corp	21,072	2,159,037
Yum! Brands Inc	19,131	2,658,061
		21,778,191
Household Durables - 0.0%
DR Horton Inc	1,241	209,456
Leisure Products - 0.0%
Brunswick Corp/DE	6,098	490,950
Specialty Retail - 1.2%
Foot Locker Inc (c)	22,271	560,116
Home Depot Inc/The	11,455	4,915,684
Lowe's Cos Inc	45,443	12,380,037
Ross Stores Inc	14,358	2,223,623
TJX Cos Inc/The	43,964	5,525,835
		25,605,295
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	39,476	3,109,525
PVH Corp	16,363	1,773,258
Tapestry Inc	34,247	2,132,903
		7,015,686
TOTAL CONSUMER DISCRETIONARY		137,221,945

Consumer Staples - 3.5%
Beverages - 1.1%
Brown-Forman Corp Class B	13,835	582,177
Coca-Cola Co/The	155,673	9,975,526
Constellation Brands Inc Class A	12,779	3,079,100
Keurig Dr Pepper Inc	120,678	3,940,137
Molson Coors Beverage Co Class B	3,641	225,960
Monster Beverage Corp (c)	37,111	2,045,929
PepsiCo Inc	23,711	3,875,563
		23,724,392
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings Inc (c)	6,013	579,052
Costco Wholesale Corp	10,474	10,179,471
Dollar Tree Inc (c)	5,349	381,223
Target Corp	21,804	2,884,887
Walmart Inc	112,194	10,377,945
		24,402,578
Food Products - 0.3%
Archer-Daniels-Midland Co	17,671	964,837
Bunge Global SA	3,490	313,193
JM Smucker Co	13,431	1,582,037
Lamb Weston Holdings Inc	6,394	493,873
Mondelez International Inc	37,135	2,411,918
		5,765,858
Household Products - 0.6%
Procter & Gamble Co/The	73,887	13,244,984
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	11,591	835,943
Kenvue Inc	102,743	2,474,051
		3,309,994
Tobacco - 0.1%
Philip Morris International Inc	22,434	2,985,068
TOTAL CONSUMER STAPLES		73,432,874

Energy - 1.5%
Energy Equipment & Services - 0.0%
Weatherford International PLC	4,954	407,714
Oil, Gas & Consumable Fuels - 1.5%
DT Midstream Inc	7,498	795,688
Expand Energy Corp	6,953	688,069
Exxon Mobil Corp	175,446	20,695,610
Marathon Petroleum Corp	11,032	1,722,647
Shell PLC ADR	59,422	3,846,980
Targa Resources Corp	6,560	1,340,208
Valero Energy Corp	17,423	2,423,191
		31,512,393
TOTAL ENERGY		31,920,107

Financials - 8.6%
Banks - 2.9%
Bank of America Corp	246,233	11,698,530
Citigroup Inc	90,398	6,406,506
JPMorgan Chase & Co	34,994	8,738,702
KeyCorp	112,677	2,194,948
M&T Bank Corp	14,964	3,291,930
Pathward Financial Inc	14,416	1,209,214
PNC Financial Services Group Inc/The	13,805	2,964,210
UMB Financial Corp	8,706	1,092,515
US Bancorp	129,589	6,905,798
Wells Fargo & Co	190,504	14,510,690
		59,013,043
Capital Markets - 2.1%
Bank of New York Mellon Corp/The	41,541	3,400,962
Blackrock Inc	2,120	2,168,336
Carlyle Group Inc/The	9,667	514,574
Cboe Global Markets Inc	13,427	2,898,218
Charles Schwab Corp/The	42,304	3,501,079
DigitalBridge Group Inc Class A	18,187	238,250
Intercontinental Exchange Inc	27,832	4,479,839
LPL Financial Holdings Inc	9,506	3,090,876
MarketAxess Holdings Inc	15,762	4,077,472
Morgan Stanley	59,725	7,860,407
Northern Trust Corp	23,346	2,595,141
State Street Corp	28,801	2,837,187
StepStone Group Inc Class A	21,211	1,397,593
Tradeweb Markets Inc Class A	10,936	1,481,828
Virtu Financial Inc Class A	54,808	2,044,886
		42,586,648
Consumer Finance - 0.1%
Discover Financial Services	16,707	3,047,858
OneMain Holdings Inc	24,948	1,430,767
		4,478,625
Financial Services - 2.0%
Affirm Holdings Inc Class A (c)	10,336	723,623
Apollo Global Management Inc	24,266	4,247,278
AvidXchange Holdings Inc (c)	173,258	1,982,072
Berkshire Hathaway Inc Class A (c)	3	2,172,120
Block Inc Class A (c)	44,128	3,907,534
Fiserv Inc (c)	26,878	5,938,963
Mastercard Inc Class A	12,918	6,884,519
PayPal Holdings Inc (c)	19,783	1,716,571
UWM Holdings Corp Class A	158,877	1,034,289
Visa Inc Class A	33,733	10,628,594
Voya Financial Inc	16,546	1,373,318
		40,608,881
Insurance - 1.5%
Arthur J Gallagher & Co	12,292	3,838,054
Chubb Ltd	23,406	6,758,014
Everest Group Ltd	1,960	759,618
Hartford Financial Services Group Inc/The	29,308	3,613,969
Marsh & McLennan Cos Inc	27,403	6,391,202
Progressive Corp/The	8,607	2,314,250
The Travelers Companies, Inc.	14,441	3,841,884
Unum Group	16,103	1,238,321
Willis Towers Watson PLC	8,787	2,829,414
		31,584,726
TOTAL FINANCIALS		178,271,923

Health Care - 6.2%
Biotechnology - 1.1%
AbbVie Inc	37,416	6,844,509
Alnylam Pharmaceuticals Inc (c)	11,926	3,018,113
Exact Sciences Corp (c)	14,195	881,226
Gilead Sciences Inc	104,607	9,684,516
Regeneron Pharmaceuticals Inc (c)	1,966	1,474,933
Upstream Bio Inc	18,693	408,815
Vertex Pharmaceuticals Inc (c)	1,318	616,995
		22,929,107
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (c)	171,343	15,533,957
Ceribell Inc	12,607	362,956
Insulet Corp (c)	9,723	2,593,902
Intuitive Surgical Inc (c)	15,655	8,485,010
Masimo Corp (c)	8,603	1,484,362
PROCEPT BioRobotics Corp (c)	1,109	106,009
Stryker Corp	25,213	9,887,278
		38,453,474
Health Care Providers & Services - 1.4%
Cencora Inc	9,580	2,409,849
Surgery Partners Inc (c)	29,395	700,776
Tenet Healthcare Corp (c)	21,404	3,053,923
UnitedHealth Group Inc	36,268	22,130,734
		28,295,282
Life Sciences Tools & Services - 0.4%
Danaher Corp	33,748	8,089,058
IQVIA Holdings Inc (c)	1,069	214,698
Thermo Fisher Scientific Inc	2,726	1,443,771
		9,747,527
Pharmaceuticals - 1.4%
Eli Lilly & Co	23,780	18,913,423
Merck & Co Inc	73,370	7,457,327
Royalty Pharma PLC Class A	74,331	1,981,664
		28,352,414
TOTAL HEALTH CARE		127,777,804

Industrials - 5.7%
Aerospace & Defense - 1.8%
Boeing Co (c)	34,171	5,311,540
GE Aerospace	51,818	9,439,167
Howmet Aerospace Inc	39,028	4,620,135
Lockheed Martin Corp	11,416	6,043,745
Northrop Grumman Corp	5,114	2,504,070
RTX Corp	13,897	1,693,072
Space Exploration Technologies Corp (c)(f)(g)	2,000	233,839
TransDigm Group Inc	3,488	4,370,359
		34,215,927
Air Freight & Logistics - 0.1%
FedEx Corp	8,657	2,620,214
Building Products - 0.5%
Fortune Brands Innovations Inc	7,129	558,200
Trane Technologies PLC	25,867	10,766,363
		11,324,563
Construction & Engineering - 0.1%
Quanta Services Inc	8,393	2,891,556
Electrical Equipment - 0.9%
AMETEK Inc	37,645	7,317,435
Eaton Corp PLC	16,140	6,059,279
GE Vernova Inc	12,957	4,329,193
		17,705,907
Ground Transportation - 0.6%
CSX Corp	96,365	3,522,141
Old Dominion Freight Line Inc	21,447	4,828,578
Uber Technologies Inc (c)	20,246	1,456,902
Union Pacific Corp	14,735	3,605,065
		13,412,686
Machinery - 1.5%
Caterpillar Inc	13,533	5,495,887
Deere & Co	3,663	1,706,591
Dover Corp	29,191	6,010,427
Fortive Corp	33,410	2,650,415
Ingersoll Rand Inc	64,822	6,752,508
Parker-Hannifin Corp	13,355	9,387,230
		32,003,058
Passenger Airlines - 0.1%
Delta Air Lines Inc	17,834	1,138,166
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc	134,025	1,702,118
TOTAL INDUSTRIALS		117,014,195

Information Technology - 18.7%
IT Services - 0.3%
EPAM Systems Inc (c)	8,198	1,999,656
MongoDB Inc Class A (c)	10,142	3,270,694
Twilio Inc Class A (c)	8,596	898,625
		6,168,975
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices Inc (c)	16,995	2,331,289
Astera Labs Inc (c)	21,598	2,229,994
Broadcom Inc	22,444	3,637,724
Lattice Semiconductor Corp (c)	21,688	1,230,794
Marvell Technology Inc	53,970	5,002,479
Micron Technology Inc	110,549	10,828,275
NVIDIA Corp	728,616	100,731,162
ON Semiconductor Corp (c)	61,546	4,377,152
SolarEdge Technologies Inc (b)(c)	18,403	290,766
		130,659,635
Software - 8.3%
Adobe Inc (c)	24,761	12,774,943
AppLovin Corp Class A (c)	1,951	656,999
Autodesk Inc (c)	18,418	5,376,214
Ccc Intelligent Solutions Holdings Inc (c)(f)	3,671	46,254
Elastic NV (c)	23,499	2,572,201
Five9 Inc (c)	39,049	1,611,943
HubSpot Inc (c)	8,159	5,883,047
Intuit Inc	5,228	3,354,964
Microsoft Corp	268,708	113,787,090
OpenAI Global LLC rights (c)(f)(g)	113,208	113,208
Salesforce Inc	42,019	13,865,850
Stripe Inc Class B (c)(f)(g)	1,800	49,518
Synopsys Inc (c)	13,193	7,368,159
Tenable Holdings Inc (c)	23,963	1,005,967
Workday Inc Class A (c)	7,355	1,838,676
		170,305,033
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc	309,702	73,501,576
Dell Technologies Inc Class C	34,606	4,415,379
		77,916,955
TOTAL INFORMATION TECHNOLOGY		385,050,598

Materials - 1.3%
Chemicals - 1.0%
Air Products and Chemicals Inc	8,010	2,677,983
Axalta Coating Systems Ltd (c)	23,382	946,036
Balchem Corp	3,649	658,717
Cabot Corp	4,071	446,263
Chemours Co/The	30,932	672,462
Corteva Inc	24,523	1,526,312
Dow Inc	24,638	1,089,246
Ecolab Inc	10,949	2,723,783
Element Solutions Inc	28,752	824,607
Linde PLC	13,819	6,370,422
Sherwin-Williams Co/The	2,526	1,003,832
Tronox Holdings PLC	39,753	481,011
		19,420,674
Construction Materials - 0.1%
Martin Marietta Materials Inc	2,415	1,449,000
Containers & Packaging - 0.1%
AptarGroup Inc	5,620	972,035
International Paper Co	23,865	1,403,978
		2,376,013
Metals & Mining - 0.1%
ATI Inc (c)	7,481	450,131
Freeport-McMoRan Inc	23,443	1,036,181
Nucor Corp	8,190	1,266,911
		2,753,223
TOTAL MATERIALS		25,998,910

Real Estate - 1.4%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	10,695	434,324
Ventas Inc	20,316	1,301,646
Welltower Inc	16,507	2,280,937
		4,016,907
Industrial REITs - 0.2%
Prologis Inc	23,906	2,791,743
Terreno Realty Corp	13,878	841,423
		3,633,166
Office REITs - 0.0%
COPT Defense Properties	19,885	655,211
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	15,107	2,114,829
Residential REITs - 0.2%
Essex Property Trust Inc	2,458	763,111
Invitation Homes Inc	50,608	1,733,324
Mid-America Apartment Communities Inc	7,521	1,234,647
Sun Communities Inc	3,684	465,400
		4,196,482
Retail REITs - 0.1%
Curbline Properties Corp	21,836	529,741
Macerich Co/The	35,384	750,495
NNN REIT Inc	16,829	740,139
Simon Property Group Inc	1,608	295,229
		2,315,604
Specialized REITs - 0.6%
American Tower Corp	19,470	4,069,231
Crown Castle Inc	3,021	320,981
CubeSmart	26,408	1,308,780
Digital Realty Trust Inc	9,408	1,841,052
Equinix Inc	3,203	3,143,680
Extra Space Storage Inc	442	75,564
Four Corners Property Trust Inc	11,975	355,777
Public Storage Operating Co	3,119	1,085,568
		12,200,633
TOTAL REAL ESTATE		29,132,832

Utilities - 1.6%
Electric Utilities - 1.1%
Constellation Energy Corp	9,223	2,366,253
Duke Energy Corp	2,804	328,208
Edison International	28,135	2,468,846
Entergy Corp	15,459	2,414,232
Eversource Energy	22,173	1,429,937
FirstEnergy Corp	30,723	1,307,264
NextEra Energy Inc	51,588	4,058,429
NRG Energy Inc	12,630	1,283,334
PG&E Corp	146,035	3,158,737
Southern Co/The	11,111	990,323
Xcel Energy Inc	19,186	1,392,136
		21,197,699
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	60,694	791,450
Vistra Corp	13,904	2,222,415
		3,013,865
Multi-Utilities - 0.4%
Ameren Corp	7,212	680,740
CenterPoint Energy Inc	43,493	1,418,741
NiSource Inc	40,362	1,537,389
Public Service Enterprise Group Inc	18,913	1,783,496
Sempra	41,465	3,884,027
		9,304,393
TOTAL UTILITIES		33,515,957

TOTAL UNITED STATES		1,260,485,233
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	51,285	701,847
TOTAL COMMON STOCKS (Cost $830,172,885)		1,336,529,919

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (c)(f)(g)	1,863	447,250
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(f)(g)	957	179,457
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(f)(g)	6,632	45,164
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC (f)(g)	1,516	117,869
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (f)(g)	2,024	789
ABL Space Systems Co Series A9 (f)(g)	1,315	513
		1,302
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(f)(g)	731	83,678
TOTAL INDUSTRIALS		84,980

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(f)(g)	6,103	77,508
IT Services - 0.0%
Gupshup Inc (c)(f)(g)	3,298	26,153
Software - 0.1%
Algolia Inc Series D (c)(f)(g)	3,612	76,611
Databricks Inc Series G (c)(f)(g)	444	39,702
Databricks Inc Series H (c)(f)(g)	2,574	230,168
Skyryse Inc Series B (c)(f)(g)	7,300	164,615
Stripe Inc Series H (c)(f)(g)	2,037	56,037
		567,133
TOTAL INFORMATION TECHNOLOGY		670,794

TOTAL UNITED STATES		873,643
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,630,335)		1,545,514

Fixed-Income Funds - 33.2%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $725,837,662)	6,951,038	686,901,548

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(g) (Cost $217,134)	12,063	87,336

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (j)	4.53	240,000	239,071
US Treasury Bills 0% 1/30/2025 (j)	4.45	110,000	109,198
US Treasury Bills 0% 12/26/2024 (j)	4.54	30,000	29,908
US Treasury Bills 0% 12/5/2024 (j)	5.01 to 5.02	910,000	909,663
US Treasury Bills 0% 2/13/2025 (j)	4.45	100,000	99,107
US Treasury Bills 0% 2/27/2025 (j)	4.39 to 4.44	180,000	178,094
US Treasury Bills 0% 2/6/2025 (j)	4.48	60,000	59,516
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,624,332)			1,624,557

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.64	41,949,446	41,957,836
Fidelity Securities Lending Cash Central Fund (k)(l)	4.64	311,709	311,740
TOTAL MONEY MARKET FUNDS (Cost $42,269,576)			42,269,576

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,601,751,924)	2,068,958,450
NET OTHER ASSETS (LIABILITIES) - 0.0%	936,859
NET ASSETS - 100.0%	2,069,895,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	108	Dec 2024	32,678,100	1,432,679	1,432,679

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $471,441 or 0.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $471,441 or 0.0% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,848,738 or 0.1% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,624,557.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	80,344

ABL Space Systems Co Series A9	10/22/21	79,963

Algolia Inc Series D	7/23/21	105,633

Astranis Space Technologies Corp Series C	3/19/21	133,783

Beta Technologies Inc Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,625

ByteDance Ltd Series E1	11/18/20	204,137

Cazoo Group Ltd	3/28/21	46,072

Ccc Intelligent Solutions Holdings Inc	2/02/21	36,710

Databricks Inc Series G	2/01/21	26,250

Databricks Inc Series H	8/31/21	189,148

Epic Games Inc	3/29/21	161,070

Gupshup Inc	6/08/21	75,409

OpenAI Global LLC rights	9/30/24	113,208

Skyryse Inc Series B	10/21/21	180,164

Space Exploration Technologies Corp	2/16/21	83,998

Starling Bank Ltd Class D	6/18/21	326,861

Stripe Inc Class B	5/18/21	72,231

Stripe Inc Series H	3/15/21 - 5/25/23	81,735

Waymo LLC	10/18/24	118,553

Xsight Labs Ltd Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	23,493,453	88,857,298	70,392,915	387,746	-	-	41,957,836	0.1%
Fidelity Investment Grade Bond Central Fund	674,556,068	19,151,550	-	7,259,567	-	(6,806,070)	686,901,548	1.7%
Fidelity Securities Lending Cash Central Fund	2,403,450	7,620,393	9,712,103	789	-	-	311,740	0.0%
Total	700,452,971	115,629,241	80,105,018	7,648,102	-	(6,806,070)	729,171,124

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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